Commitments and Contingencies - Debt Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Expected repayment amount of debt obligation
Long-term borrowings	¥ 585,000	$ 80,148	¥ 524,270
Total debt obligations	49,800		100,000
Purchase obligations
1 – 12 months	712,157
13 – 24 months	94,560
Total	806,717
Commitment for Construction
Contractual Obligation
1 - 12 months	249,157
13 - 24 months	94,560
Total	343,717
Commitment to Purchase Delinquent Loans
Purchase obligations
1 – 12 months	463,000
Total	463,000
Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	2,919,063
13 – 24 months	1,215,096
Total debt obligations	4,134,159
Interest payments
1 – 12 months	164,609
13 – 24 months	17,885
Total interest payments	182,494
Borrowings Obligations
Expected repayment amount of debt obligation
1 – 12 months	690,772
1 - 12 months	718,739
more than 36 months	585,024
more than 36 months	607,101
Long-term borrowings	585,024
Total debt obligations	690,772
Total borrowings obligations	1,325,840
Interest payments
1 – 12 months	27,967
more than 36 months	22,077
Total interest payments	50,044
Convertible Notes
Interest payments
Convertible notes	0		¥ 503,000
Liabilities to Other Funding Partners | Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	2,754,454
13 – 24 months	1,197,211
Total debt obligations	¥ 3,951,665